Risk management - United States - Santander Bank, N.A. (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Maximum exposure to credit risk	€ 943,903.0	€ 993,412.0
Impairment loss on financial assets	21,567.0	20,970.0
Investment grade
Credit risk
Maximum exposure to credit risk	558,295.0	692,683.0
Speculation grade
Credit risk
Maximum exposure to credit risk	354,245.0	269,935.0
Default
Credit risk
Maximum exposure to credit risk	€ 31,363.0	€ 30,795.0
North America
Credit risk
Non-performing rate (as a percent)	2.20%	2.79%	2.77%
UNITED STATES | North America
Credit risk
Risk exposure	€ 105,792.0
Non-performing rate (as a percent)	2.20%	2.92%	2.79%
UNITED STATES | North America | Santander Bank, National Association
Credit risk
Non-performing rate (as a percent)	0.69%	0.88%	1.21%
Maximum exposure to credit risk	€ 64,497.0	€ 69,772.0
Impairment loss on financial assets	544.0	542.0
UNITED STATES | North America | Santander Bank, National Association | Investment grade
Credit risk
Maximum exposure to credit risk	27,841.0	5,149.0
UNITED STATES | North America | Santander Bank, National Association | Speculation grade
Credit risk
Maximum exposure to credit risk	36,237.0	64,175.0
UNITED STATES | North America | Santander Bank, National Association | Default
Credit risk
Maximum exposure to credit risk	€ 419.0	448.0
UNITED STATES | North America | Santander Bank, National Association | With property collateral
Credit risk
Non-performing rate (as a percent)	0.69%
Percentage decrease in non-performing loans (NPLs)	0.22%
Percentage increase in cost of credit	0.35%
UNITED STATES | North America | Santander Bank, National Association | Retail and commercial banking
Credit risk
Credit exposure, percentage of total loans	82.00%
UNITED STATES | North America | Santander Bank, National Association | Individuals
Credit risk
Credit exposure, percentage of total loans	41.00%
UNITED STATES | North America | Santander Bank, National Association | Companies
Credit risk
Credit exposure, percentage of total loans	59.00%
UNITED STATES | North America | Santander Bank, National Association | Wholesale banking business
Credit risk
Credit exposure, percentage of total loans	17.00%
SPAIN
Credit risk
Risk exposure	€ 213,668.0
Maximum exposure to credit risk	207,293.0	224,207.0
Impairment loss on financial assets	5,994.0	6,699.0
SPAIN | Investment grade
Credit risk
Maximum exposure to credit risk	140,988.0	171,555.0
SPAIN | Speculation grade
Credit risk
Maximum exposure to credit risk	51,718.0	37,711.0
SPAIN | Default
Credit risk
Maximum exposure to credit risk	14,587.0	14,941.0
Construction and property development | Real estate operations in Spain | SPAIN
Credit risk
Risk exposure	€ 435.0
Construction and property development | Real estate operations in Spain | SPAIN | North America
Credit risk
Credit exposure, percentage of total loans	10.00%
Financial instruments not credit-impaired | Next 12 months
Credit risk
Maximum exposure to credit risk	€ 859,643.0	908,002.0
Impairment loss on financial assets	3,980.0	3,823.0
Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	52,897.0	54,616.0
Impairment loss on financial assets	4,311.0	4,644.0
Financial instruments not credit-impaired | Investment grade | Next 12 months
Credit risk
Maximum exposure to credit risk	552,763.0	685,507.0
Financial instruments not credit-impaired | Investment grade | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	5,532.0	7,176.0
Financial instruments not credit-impaired | Speculation grade | Next 12 months
Credit risk
Maximum exposure to credit risk	306,880.0	222,495.0
Financial instruments not credit-impaired | Speculation grade | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	47,365.0	47,439.0
Financial instruments not credit-impaired | Default | Next 12 months
Credit risk
Maximum exposure to credit risk	0.0	0.0
Financial instruments not credit-impaired | Default | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	0.0	0.0
Financial instruments not credit-impaired | UNITED STATES | North America | Santander Bank, National Association | Next 12 months
Credit risk
Maximum exposure to credit risk	59,351.0	65,540.0
Impairment loss on financial assets	265.0	233.0
Financial instruments not credit-impaired | UNITED STATES | North America | Santander Bank, National Association | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	4,727.0	3,784.0
Impairment loss on financial assets	208.0	204.0
Financial instruments not credit-impaired | UNITED STATES | North America | Santander Bank, National Association | Investment grade | Next 12 months
Credit risk
Maximum exposure to credit risk	27,078.0	5,149.0
Financial instruments not credit-impaired | UNITED STATES | North America | Santander Bank, National Association | Investment grade | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	763.0	0.0
Financial instruments not credit-impaired | UNITED STATES | North America | Santander Bank, National Association | Speculation grade | Next 12 months
Credit risk
Maximum exposure to credit risk	32,273.0	60,391.0
Financial instruments not credit-impaired | UNITED STATES | North America | Santander Bank, National Association | Speculation grade | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	3,964.0	3,784.0
Financial instruments not credit-impaired | UNITED STATES | North America | Santander Bank, National Association | Default | Next 12 months
Credit risk
Maximum exposure to credit risk	0.0	0.0
Financial instruments not credit-impaired | UNITED STATES | North America | Santander Bank, National Association | Default | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	0.0	0.0
Financial instruments not credit-impaired | SPAIN | Next 12 months
Credit risk
Maximum exposure to credit risk	182,276.0	196,374.0
Impairment loss on financial assets	296.0	366.0
Financial instruments not credit-impaired | SPAIN | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	10,430.0	12,892.0
Impairment loss on financial assets	503.0	768.0
Financial instruments not credit-impaired | SPAIN | Investment grade | Next 12 months
Credit risk
Maximum exposure to credit risk	139,673.0	171,266.0
Financial instruments not credit-impaired | SPAIN | Investment grade | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	1,315.0	289.0
Financial instruments not credit-impaired | SPAIN | Speculation grade | Next 12 months
Credit risk
Maximum exposure to credit risk	42,603.0	25,108.0
Financial instruments not credit-impaired | SPAIN | Speculation grade | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	9,115.0	12,603.0
Financial instruments not credit-impaired | SPAIN | Default | Next 12 months
Credit risk
Maximum exposure to credit risk	0.0	0.0
Financial instruments not credit-impaired | SPAIN | Default | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	0.0	0.0
Financial instruments credit-impaired | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	31,363.0	30,795.0
Impairment loss on financial assets	13,276.0	12,504.0
Financial instruments credit-impaired | Investment grade | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	0.0	0.0
Financial instruments credit-impaired | Speculation grade | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	0.0	0.0
Financial instruments credit-impaired | Default | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	31,363.0	30,795.0
Financial instruments credit-impaired | UNITED STATES | North America | Santander Bank, National Association | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	419.0	448.0
Impairment loss on financial assets	71.0	105.0
Financial instruments credit-impaired | UNITED STATES | North America | Santander Bank, National Association | Investment grade | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	0.0	0.0
Financial instruments credit-impaired | UNITED STATES | North America | Santander Bank, National Association | Speculation grade | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	0.0	0.0
Financial instruments credit-impaired | UNITED STATES | North America | Santander Bank, National Association | Default | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	419.0	448.0
Financial instruments credit-impaired | SPAIN | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	14,587.0	14,941.0
Impairment loss on financial assets	5,195.0	5,565.0
Financial instruments credit-impaired | SPAIN | Investment grade | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	0.0	0.0
Financial instruments credit-impaired | SPAIN | Speculation grade | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	0.0	0.0
Financial instruments credit-impaired | SPAIN | Default | Lifetime Expected Credit Losses
Credit risk
Maximum exposure to credit risk	€ 14,587.0	€ 14,941.0